Submission	Oct. 09, 2024
Submission [Line Items]
Central Index Key	0001766363
Registrant Name	Endeavor Group Holdings, Inc.
Form Type	Schedule 14C
Submission Type	PRER14C
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A